CONVERTIBLE NOTE (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Feb. 28, 2015	Aug. 31, 2014
Convertible Note Details Narrative
Convertible debt agreement with Mill City Ventures	$ 884,000	$ 500,000
Annual interest rate	12.00%	12.00%
Beneficially convert debt value		194,445
Beneficially convert debt warrants		373,971
Annual interest payable date	Nov. 05, 2016
Option to convert debt into equity	$ 3.00
Stock purchase warrants	147,335
Warants valued	$ 259,429
Stock price	$ 6.12
Contractual term	5 years
Risk-free rate of interest	1.64%
Volatility rate	16.12%